American Funds® Global Balanced Fund
Investment portfolio
July 31, 2023
unaudited

Common stocks 62.16% Information technology 10.30%	Shares	Value (000)
Broadcom, Inc.	971,624	$873,151
Microsoft Corp.	2,108,905	708,423
Texas Instruments, Inc.	984,316	177,177
SK hynix, Inc.	1,458,483	141,197
Accenture PLC, Class A	386,796	122,363
GlobalWafers Co., Ltd.	7,090,000	115,961
Marvell Technology, Inc.	1,750,000	113,977
Taiwan Semiconductor Manufacturing Company, Ltd.	6,246,200	112,297
ServiceNow, Inc.[1]	191,000	111,353
Cognizant Technology Solutions Corp., Class A	1,300,000	85,839
Intel Corp.	1,912,278	68,402
Arista Networks, Inc.[1]	185,560	28,779
Apple, Inc.	114,719	22,537
Infineon Technologies AG	496,403	21,832
		2,703,288
Health care 9.61%
Abbott Laboratories	3,648,762	406,217
Sanofi	3,294,543	351,694
UnitedHealth Group, Inc.	347,798	176,114
AstraZeneca PLC	1,102,400	158,256
GE HealthCare Technologies, Inc.	1,857,694	144,900
Siemens Healthineers AG	2,250,000	130,670
Takeda Pharmaceutical Company, Ltd.	3,642,400	111,142
Gilead Sciences, Inc.	1,390,999	105,911
Medtronic PLC	1,165,164	102,255
Merck KGaA	520,334	91,423
Eurofins Scientific SE, non-registered shares	1,250,000	86,008
Novo Nordisk AS, Class B	512,652	82,616
Molina Healthcare, Inc.[1]	260,407	79,291
Stryker Corp.	257,070	72,856
Thermo Fisher Scientific, Inc.	114,105	62,605
Novartis AG	592,410	61,867
AbbVie, Inc.	413,038	61,782
Amgen, Inc.	216,424	50,676
Danaher Corp.	160,219	40,865
BioMarin Pharmaceutical, Inc.[1]	426,517	37,504
Eli Lilly and Company	77,800	35,364
Humana, Inc.	75,374	34,433
Vertex Pharmaceuticals, Inc.[1]	54,596	19,236
CVS Health Corp.	254,721	19,025
		2,522,710
American Funds Global Balanced Fund — Page 1 of 27

unaudited
Common stocks (continued) Industrials 8.78%	Shares	Value (000)
RTX Corp.	4,646,933	$408,605
General Electric Co.	2,436,516	278,348
Carrier Global Corp.	3,638,800	216,691
Thales SA	1,411,781	211,029
BAE Systems PLC	16,784,149	200,623
Siemens AG	850,000	144,840
General Dynamics Corp.	538,400	120,375
L3Harris Technologies, Inc.	576,405	109,223
Safran SA	595,046	98,766
CSX Corp.	2,442,000	81,367
Honeywell International, Inc.	417,755	81,099
DHL Group	1,120,000	57,533
Melrose Industries PLC	7,979,036	54,271
LIXIL Corp.	3,500,000	44,714
Astra International Tbk PT	91,207,840	41,431
United Rentals, Inc.	65,199	30,297
Singapore Technologies Engineering, Ltd.	9,065,500	25,429
Caterpillar, Inc.	85,701	22,725
Waste Management, Inc.	134,156	21,973
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,031,805	19,659
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	5,100	971
Trelleborg AB, Class B	700,000	18,640
Airbus SE, non-registered shares	118,700	17,486
		2,306,095
Financials 8.28%
B3 SA - Brasil, Bolsa, Balcao	101,209,429	318,905
ING Groep NV	15,792,136	230,587
HDFC Bank, Ltd. (ADR)	2,000,000	136,560
HDFC Bank, Ltd.	4,359,736	87,525
Zurich Insurance Group AG	398,904	192,488
AIA Group, Ltd.	17,348,200	172,172
DBS Group Holdings, Ltd.	5,750,000	148,144
Kotak Mahindra Bank, Ltd.	4,963,621	112,041
BlackRock, Inc.	149,822	110,696
Citigroup, Inc.	1,945,000	92,699
JPMorgan Chase & Co.	344,000	54,338
BNP Paribas SA	819,600	54,087
CME Group, Inc., Class A	237,080	47,169
Münchener Rückversicherungs-Gesellschaft AG	121,473	45,757
Banco Santander, SA	11,233,000	45,494
KBC Groep NV	597,198	44,913
Bank Central Asia Tbk PT	71,770,000	43,428
Aegon NV	7,948,000	43,205
National Bank of Canada	488,459	38,257
Great-West Lifeco, Inc.	1,254,309	37,829
Ping An Insurance (Group) Company of China, Ltd., Class H	4,188,360	30,209
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	5,093
FinecoBank SpA	2,079,356	32,270
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	26,362
Mastercard, Inc., Class A	56,151	22,139
Lufax Holding, Ltd. (ADR)	753,300	1,341
		2,173,708
American Funds Global Balanced Fund — Page 2 of 27

unaudited
Common stocks (continued) Consumer staples 5.73%	Shares	Value (000)
ITC, Ltd.	49,595,478	$280,814
Philip Morris International, Inc.	2,700,561	269,300
Seven & i Holdings Co., Ltd.	4,945,600	204,860
Imperial Brands PLC	6,988,575	164,981
Nestlé SA	1,283,281	157,281
British American Tobacco PLC	4,260,700	143,015
Kao Corp.	2,250,000	85,436
Pernod Ricard SA	356,500	78,630
Heineken NV	476,000	46,652
Altria Group, Inc.	921,500	41,854
Kweichow Moutai Co., Ltd., Class A	63,985	16,837
Monster Beverage Corp.[1]	260,516	14,977
		1,504,637
Materials 4.25%
Freeport-McMoRan, Inc.	5,843,180	260,898
Linde PLC	536,278	209,508
BHP Group, Ltd. (CDI)	3,949,810	122,999
Fortescue Metals Group, Ltd.	8,055,400	117,306
Evonik Industries AG	5,500,000	113,749
Rio Tinto PLC	985,075	65,106
Vale SA (ADR), ordinary nominative shares	4,102,535	60,020
Air Products and Chemicals, Inc.	149,000	45,494
UPM-Kymmene OYJ	946,000	31,308
Air Liquide SA, non-registered shares	166,055	29,826
Sherwin-Williams Company	83,332	23,041
Celanese Corp.	172,406	21,618
International Flavors & Fragrances, Inc.	169,800	14,367
		1,115,240
Energy 3.97%
Canadian Natural Resources, Ltd. (CAD denominated)	8,237,091	500,916
Neste OYJ	2,916,657	107,302
Shell PLC (GBP denominated)	3,463,400	105,163
Woodside Energy Group, Ltd.	3,149,191	80,361
Woodside Energy Group, Ltd. (CDI)	713,735	18,292
Chevron Corp.	515,900	84,432
BP PLC	11,837,132	73,373
TC Energy Corp. (CAD denominated)	1,376,909	49,348
Baker Hughes Co., Class A	638,900	22,866
		1,042,053
Utilities 3.57%
DTE Energy Company	1,917,640	219,186
Power Grid Corporation of India, Ltd.	45,000,000	145,562
E.ON SE	10,009,000	126,611
Duke Energy Corp.	1,070,600	100,230
Constellation Energy Corp.	850,000	82,153
SembCorp Industries, Ltd.	19,062,500	78,128
National Grid PLC	4,103,765	54,325
ENN Energy Holdings, Ltd.	4,116,000	49,478
Dominion Energy, Inc.	916,900	49,100
American Funds Global Balanced Fund — Page 3 of 27

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NextEra Energy, Inc.	240,564	$17,633
Public Service Enterprise Group, Inc.	229,000	14,454
		936,860
Communication services 3.26%
Alphabet, Inc., Class A1	1,396,656	185,364
Alphabet, Inc., Class C1	521,420	69,406
Netflix, Inc.[1]	510,070	223,905
Singapore Telecommunications, Ltd.	50,000,000	100,019
Meta Platforms, Inc., Class A1	308,321	98,231
BCE, Inc.	1,428,000	61,684
Comcast Corp., Class A	1,342,000	60,739
Omnicom Group, Inc.	676,000	57,203
		856,551
Consumer discretionary 3.12%
LVMH Moët Hennessy-Louis Vuitton SE	165,069	153,925
Ferrari NV	253,100	81,091
Ferrari NV (EUR denominated)	86,129	27,595
Cie. Financière Richemont SA, Class A	545,374	87,743
Starbucks Corp.	683,443	69,417
Amazon.com, Inc.[1]	474,971	63,494
InterContinental Hotels Group PLC	787,200	58,150
Royal Caribbean Cruises, Ltd.[1]	528,200	57,632
Home Depot, Inc.	161,500	53,915
Restaurant Brands International, Inc.[2]	444,999	34,069
General Motors Company	746,000	28,624
Airbnb, Inc., Class A1	164,950	25,104
Hilton Worldwide Holdings, Inc.	149,949	23,316
adidas AG	115,019	23,269
Zhongsheng Group Holdings, Ltd.	5,626,500	19,659
Dowlais Group PLC[1]	7,979,036	12,590
		819,593
Real estate 1.29%
Equinix, Inc. REIT	130,319	105,548
CTP NV2	6,688,934	91,784
Embassy Office Parks REIT	22,000,000	83,449
Sun Hung Kai Properties, Ltd.	2,994,000	37,449
Crown Castle, Inc. REIT	188,000	20,359
		338,589
Total common stocks (cost: $11,867,758,000)		16,319,324
Preferred securities 0.12% Consumer discretionary 0.11%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	231,736	28,333
American Funds Global Balanced Fund — Page 4 of 27

unaudited
Preferred securities (continued) Financials 0.01%	Shares	Value (000)
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	1,030,982	$2,165
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	454,844	969
		3,134
Total preferred securities (cost: $21,878,000)		31,467
Convertible stocks 0.30% Utilities 0.30%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,733,600	79,277
Total convertible stocks (cost: $83,836,000)		79,277
Investment funds 1.33%
Capital Group Central Corporate Bond Fund[3]	42,112,066	348,267
Total investment funds (cost: $334,055,000)		348,267
Bonds, notes & other debt instruments 31.15% Bonds & notes of governments & government agencies outside the U.S. 13.87%	Principal amount (000)
Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD10,835	10,786
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	152
Asian Development Bank 1.125% 6/10/2025	GBP460	545
Australia (Commonwealth of), Series 139, 3.25% 4/21/2025	AUD37,975	25,183
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	26,025	16,569
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	65,980	36,896
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	43,200	22,894
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	95,730	58,620
Austria (Republic of) 0% 2/20/2031	EUR37,380	32,842
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	17,030	18,529
Brazil (Federative Republic of) 0% 10/1/2023	BRL266,312	54,971
Brazil (Federative Republic of) 0% 1/1/2024	555,822	111,686
Brazil (Federative Republic of) 10.00% 1/1/2025	84,799	17,761
Brazil (Federative Republic of) 10.00% 1/1/2033	226,569	45,790
Brazil (Federative Republic of) 6.00% 8/15/2040[5]	12,380	2,809
Brazil (Federative Republic of) 6.00% 8/15/2050[5]	154,696	35,327
Brazil (Federative Republic of) 6.00% 8/15/2060[5]	12,339	2,851
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,920	8,671
Canada 0.75% 10/1/2024	CAD53,045	38,319
Canada 2.25% 6/1/2025	39,295	28,542
Canada 0.25% 3/1/2026	15,710	10,713
Canada 3.50% 3/1/2028	61,295	45,716
Canada 2.00% 6/1/2032	1,800	1,207
Canada 2.75% 6/1/2033	62,755	44,667
Canada 2.75% 12/1/2048	9,900	6,753
Chile (Republic of) 5.80% 6/1/2024	CLP15,630,000	18,552
Chile (Republic of) 4.70% 9/1/2030	9,705,000	11,189
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY662,290	93,388
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	26,590	3,892
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	799,700	114,164
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	3,050	455
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	366,100	58,565
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	259,560	36,905
American Funds Global Balanced Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	CNY213,410	$30,214
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	53,480	7,727
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	28,330	4,078
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	28,030
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,159
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,776
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,561
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	409
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP139,633,700	30,666
Colombia (Republic of), Series B, 7.00% 3/26/2031	261,056,200	55,914
Colombia (Republic of), Series B, 13.25% 2/9/2033	79,127,800	23,753
Colombia (Republic of), Series B, 7.25% 10/18/2034	3,151,000	649
Colombia (Republic of), Series B, 7.25% 10/26/2050	57,462,000	10,491
Costa Rica (Republic of) 6.125% 2/19/2031[4]	USD3,080	3,084
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	13,861
European Financial Stability Facility 0% 10/15/2025	1,200	1,228
European Investment Bank 0.375% 9/15/2027	8,975	8,855
European Investment Bank 0.25% 1/20/2032	39,615	34,571
European Union 0% 7/6/2026	12,100	12,165
European Union 0.25% 10/22/2026	5,265	5,288
European Union 0% 6/2/2028	10,920	10,394
European Union 1.625% 12/4/2029	2,080	2,103
French Republic O.A.T. 0.75% 2/25/2028	40,010	40,038
French Republic O.A.T. 0% 11/25/2030	130,490	116,704
French Republic O.A.T. 2.00% 11/25/2032	3,040	3,083
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,237
French Republic O.A.T. 0.75% 5/25/2052	380	219
French Republic O.A.T. 3.00% 5/25/2054	310	312
Germany (Federal Republic of) 2.50% 3/13/2025	1,025	1,115
Germany (Federal Republic of) 0% 10/9/2026	1,460	1,473
Germany (Federal Republic of) 0% 4/16/2027	80,675	80,559
Germany (Federal Republic of) 1.30% 10/15/2027	1,900	1,983
Germany (Federal Republic of) 0% 8/15/2030	35,175	32,705
Germany (Federal Republic of) 1.70% 8/15/2032	2,281	2,361
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	14,494
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,423
Germany (Federal Republic of) 0% 8/15/2052	1,390	748
Greece (Hellenic Republic of) 3.375% 2/15/2025	3,157	3,476
Greece (Hellenic Republic of) 0% 2/12/2026	1,750	1,770
Greece (Hellenic Republic of) 3.875% 6/15/2028	41,670	46,733
Greece (Hellenic Republic of) 1.50% 6/18/2030	12,510	12,054
Greece (Hellenic Republic of) 1.75% 6/18/2032	38,300	36,265
Greece (Hellenic Republic of) 4.25% 6/15/2033	34,955	40,094
Greece (Hellenic Republic of) 1.875% 1/24/2052	42,396	29,415
India (Republic of) 5.22% 6/15/2025	INR823,530	9,694
India (Republic of) 5.15% 11/9/2025	799,470	9,343
Indonesia (Republic of) 7.125% 6/15/2042	IDR182,261,000	12,770
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	155,709,000	10,347
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	236,416,000	15,960
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	7,213
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	179,793,000	13,127
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	95,689,000	6,589
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	14,004,000	932
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,793
Indonesia (Republic of), Series 75, 7.50% 5/15/2038	194,680,000	14,087
American Funds Global Balanced Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[4]	USD1,580	$1,547
Ireland (Republic of) 3.00% 10/18/2043	EUR9,180	9,775
Israel (State of) 2.50% 1/15/2030	USD11,080	9,646
Israel (State of) 4.50% 1/17/2033	370	360
Israel (State of) 3.375% 1/15/2050	2,970	2,190
Israel (State of) 3.875% 7/3/2050	550	444
Italy (Republic of) 0.95% 9/15/2027	EUR626	621
Italy (Republic of) 1.35% 4/1/2030	15,565	14,732
Italy (Republic of) 4.40% 5/1/2033	80,985	91,945
Italy (Republic of) 4.35% 11/1/2033	50,410	56,789
Japan, Series 21, 0.10% 3/10/2026[5]	JPY1,391,260	10,268
Japan, Series 346, 0.10% 3/20/2027	12,172,200	85,754
Japan, Series 23, 0.10% 3/10/2028[5]	5,573,945	41,159
Japan, Series 359, 0.10% 6/20/2030	332,600	2,298
Japan, Series 363, 0.10% 6/20/2031	4,556,600	31,167
Japan, Series 145, 1.70% 6/20/2033	6,000,000	46,640
Japan, Series 152, 1.20% 3/20/2035	21,629,000	159,621
Japan, Series 21, 2.30% 12/20/2035	1,360,000	11,244
Japan, Series 179, 0.50% 12/20/2041	6,598,100	41,471
Japan, Series 36, 2.00% 3/20/2042	200,000	1,603
Japan, Series 42, 1.70% 3/20/2044	928,200	7,066
Japan, Series 37, 0.60% 6/20/2050	5,484,650	31,484
Japan, Series 70, 0.70% 3/20/2051	2,291,250	13,415
Japan, Series 74, 1.00% 3/20/2052	5,404,300	34,083
Japan, Series 76, 1.40% 9/20/2052	5,100,050	35,460
KfW 1.125% 7/4/2025	GBP8,400	9,924
Malaysia (Federation of), Series 0413, 3.844% 4/15/2033	MYR26,848	5,958
Malaysia (Federation of), Series 0318, 4.642% 11/7/2033	51,530	12,204
Morocco (Kingdom of) 1.50% 11/27/2031	EUR12,240	10,213
Morocco (Kingdom of) 1.50% 11/27/2031	1,290	1,076
Panama (Republic of) 3.75% 4/17/2026	USD1,000	949
Panama (Republic of) 4.50% 4/1/2056	650	490
Peru (Republic of) 6.15% 8/12/2032	PEN60,908	16,366
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	USD1,070	974
Philippines (Republic of) 0.001% 4/12/2024	JPY2,600,000	18,199
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	3,847
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,561
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,626
Portuguese Republic 0.475% 10/18/2030	EUR14,440	13,267
Portuguese Republic 3.50% 6/18/2038	14,320	15,648
Romania 2.125% 3/7/2028	570	556
Romania 3.624% 5/26/2030	10,348	10,211
Romania 3.624% 5/26/2030	1,985	1,959
Romania 2.00% 1/28/2032	3,500	2,899
Romania 2.00% 4/14/2033	11,910	9,511
Romania 3.375% 2/8/2038	2,695	2,210
Russian Federation 6.90% 5/23/2029[6]	RUB1,241,325	6,744
Russian Federation 5.90% 3/12/2031[6]	366,860	1,339
Russian Federation 7.70% 3/23/2033[6]	854,120	3,119
Russian Federation 7.25% 5/10/2034[6]	697,860	2,548
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,736
Serbia (Republic of) 3.125% 5/15/2027	EUR2,010	2,028
Serbia (Republic of) 6.25% 5/26/2028[4]	USD3,915	3,927
Serbia (Republic of) 1.00% 9/23/2028	EUR355	311
Serbia (Republic of) 1.50% 6/26/2029	8,959	7,843
American Funds Global Balanced Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Serbia (Republic of) 2.05% 9/23/2036	EUR16,380	$11,458
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR173,400	8,702
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	284,905	9,618
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	762,520	31,499
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,532
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	19,618
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	123,633,040	101,220
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	20,334
Spain (Kingdom of) 0.80% 7/30/2027	23,070	23,115
Spain (Kingdom of) 1.45% 4/30/2029	5,780	5,779
Spain (Kingdom of) 1.25% 10/31/2030	2,260	2,165
Spain (Kingdom of) 0.50% 10/31/2031	14,540	12,764
Spain (Kingdom of) 3.15% 4/30/2033	16,027	17,194
Spain (Kingdom of) 3.55% 10/31/2033	31,160	34,401
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,393
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[6]	USD6,416	2,919
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[4,6]	214	97
Tunisia (Republic of) 6.75% 10/31/2023	EUR9,407	9,922
Tunisia (Republic of) 6.75% 10/31/2023	3,344	3,527
Tunisia (Republic of) 6.375% 7/15/2026	12,100	8,258
Ukraine 7.75% 9/1/2024[6]	USD200	68
Ukraine 15.84% 2/26/2025	UAH4,863	91
Ukraine 6.75% 6/20/2028[6]	EUR2,121	672
Ukraine 6.876% 5/21/2031[6]	USD12,813	3,861
Ukraine 4.375% 1/27/2032[6]	EUR8,640	2,707
United Kingdom 2.75% 9/7/2024	GBP5,310	6,643
United Kingdom 1.25% 7/22/2027	9,740	11,022
United Kingdom 4.25% 12/7/2027	18,480	23,414
United Kingdom 0.375% 10/22/2030	36,465	35,640
United Kingdom 0.25% 7/31/2031	48,265	45,300
United Kingdom 1.00% 1/31/2032	2,920	2,883
United Kingdom 4.25% 6/7/2032	20,035	25,780
United Kingdom 3.25% 1/31/2033	18,775	22,148
United Kingdom 3.25% 1/22/2044	3,650	3,909
United Kingdom 3.50% 1/22/2045	2,850	3,153
United Kingdom 1.25% 7/31/2051	28,415	18,045
United Mexican States 2.659% 5/24/2031	USD308	257
United Mexican States 6.338% 5/4/2053	2,170	2,218
United Mexican States, Series M20, 10.00% 12/5/2024	MXN397,100	23,606
United Mexican States, Series M, 5.75% 3/5/2026	971,600	52,896
United Mexican States, Series M, 7.50% 6/3/2027	503,234	28,386
United Mexican States, Series M, 7.75% 5/29/2031	310,758	17,434
United Mexican States, Series M, 7.50% 5/26/2033	226,500	12,365
United Mexican States, Series M, 7.75% 11/23/2034	400,000	22,114
United Mexican States, Series M, 8.00% 11/7/2047	71,410	3,887
United Mexican States, Series M, 8.00% 7/31/2053	1,373,490	74,121
		3,640,161
U.S. Treasury bonds & notes 7.32% U.S. Treasury 6.85%
U.S. Treasury 3.25% 8/31/2024	USD14,400	14,082
U.S. Treasury 4.25% 9/30/2024	79,900	78,923
U.S. Treasury 3.00% 7/15/2025	64,451	62,145
U.S. Treasury 0.25% 8/31/2025	19,343	17,599
U.S. Treasury 3.50% 9/15/2025[7]	232,565	226,251
American Funds Global Balanced Fund — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/15/2026	USD967	$951
U.S. Treasury 3.75% 4/15/2026	72,294	70,726
U.S. Treasury 2.125% 5/31/2026	7,420	6,947
U.S. Treasury 0.625% 7/31/2026	38,600	34,444
U.S. Treasury 0.75% 8/31/2026	2,092	1,869
U.S. Treasury 0.875% 9/30/2026	172,146	154,200
U.S. Treasury 1.125% 10/31/2026[7]	127,106	114,459
U.S. Treasury 2.25% 2/15/2027	18,600	17,307
U.S. Treasury 2.50% 3/31/2027	69,000	64,677
U.S. Treasury 2.75% 4/30/2027	30,000	28,336
U.S. Treasury 3.125% 8/31/2027	12,362	11,815
U.S. Treasury 4.125% 9/30/2027	93,895	93,242
U.S. Treasury 3.50% 1/31/2028	776	752
U.S. Treasury 2.75% 2/15/2028	17,675	16,589
U.S. Treasury 4.00% 2/29/2028	35,741	35,405
U.S. Treasury 3.625% 3/31/2028	7	7
U.S. Treasury 4.00% 6/30/2028	309,770	307,145
U.S. Treasury 4.125% 7/31/2028	11,034	11,008
U.S. Treasury 0.625% 8/15/2030	22,050	17,473
U.S. Treasury 1.25% 8/15/2031	9,980	8,124
U.S. Treasury 1.375% 11/15/2031	52,150	42,638
U.S. Treasury 1.875% 2/15/2032	24,265	20,590
U.S. Treasury 2.875% 5/15/2032	35,790	32,855
U.S. Treasury 2.75% 8/15/2032	39,201	35,559
U.S. Treasury 4.125% 11/15/2032	20,959	21,181
U.S. Treasury 3.50% 2/15/2033	18,220	17,542
U.S. Treasury 3.375% 5/15/2033	16,630	15,844
U.S. Treasury 1.875% 2/15/2041[7]	29,135	20,707
U.S. Treasury 2.25% 5/15/2041	21,450	16,166
U.S. Treasury 3.375% 8/15/2042[7]	60,000	53,294
U.S. Treasury 3.875% 5/15/2043	17,972	17,152
U.S. Treasury 3.00% 8/15/2052[7]	108,415	89,531
U.S. Treasury 4.00% 11/15/2052	6,851	6,841
U.S. Treasury 3.625% 2/15/2053	15,349	14,296
		1,798,672
U.S. Treasury inflation-protected securities 0.47%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]	52,867	51,356
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]	35,443	34,214
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]	23,441	22,045
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[5]	3,614	3,570
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5]	17,918	11,571
		122,756
Total U.S. Treasury bonds & notes		1,921,428
Corporate bonds, notes & loans 5.37% Financials 2.01%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR11,880	10,476
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD10,985	11,262
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[8]	EUR3,900	4,292
American Express Co. 3.375% 5/3/2024	USD1,508	1,482
Aon Corp. 2.85% 5/28/2027	1,300	1,199
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[8]	EUR5,300	5,602
American Funds Global Balanced Fund — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]	EUR14,400	$15,869
Banco Santander, SA 5.147% 8/18/2025	USD8,000	7,898
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	3,710	3,196
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	1,700	1,665
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	12,375	11,906
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	9,500	8,733
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[8]	10,330	9,261
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	3,402	3,135
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[8]	5,200	4,360
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	1,690	1,353
Bank of America Corp. 4.083% 3/20/2051 (3-month USD CME Term SOFR + 3.412% on 3/20/2050)[8]	5,600	4,674
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[8]	EUR800	838
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]	USD8,725	8,606
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[8]	11,970	11,786
BPCE 5.70% 10/22/2023[4]	7,625	7,601
BPCE 1.625% 1/14/2025[4]	1,490	1,400
BPCE 4.50% 1/13/2033	EUR8,400	9,335
BPCE 1.75% 2/2/2034 (5-year EUR-ICE Swap EURIBOR + 1.57% on 2/2/2029)[8]	1,000	915
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD6,700	6,735
Chubb INA Holdings, Inc. 3.35% 5/3/2026	645	620
Chubb INA Holdings, Inc. 4.35% 11/3/2045	665	596
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[8]	6,401	6,160
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	14,050	13,456
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	2,535	2,199
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	14,075	11,107
Corebridge Financial, Inc. 3.90% 4/5/2032	5,620	4,955
Danske Bank AS 3.875% 9/12/2023[4]	5,300	5,283
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	225	204
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	10,270	9,028
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR14,600	13,068
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[8]	7,200	7,173
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD5,126	4,947
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	1,400	1,236
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	460	417
Goldman Sachs Group, Inc. 2.60% 2/7/2030	640	545
Goldman Sachs Group, Inc. 1.00% 3/18/2033[9]	EUR12,940	10,793
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	USD9,368	9,056
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	21,055	22,257
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[8]	2,980	2,815
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	680	573
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,176
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]	624	505
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR6,400	7,506
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	13,804
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]	10,165	9,934
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	12,058	10,862
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	2,448	2,373
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	936	938
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	11,445	10,968
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	28,060	28,273
American Funds Global Balanced Fund — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]	USD1,230	$1,096
Lloyds Bank PLC 7.625% 4/22/2025	GBP1,225	1,602
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	USD800	711
Mastercard, Inc. 2.00% 11/18/2031	8,291	6,854
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	9,110	8,155
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	8,173	7,337
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	2,586	2,208
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[8]	925	724
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR25,585	25,668
National Australia Bank, Ltd. 2.99% 5/21/2031[4]	USD420	336
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]	EUR8,730	7,790
New York Life Global Funding 1.20% 8/7/2030[4]	USD6,520	5,037
New York Life Insurance Company 3.75% 5/15/2050[4]	1,261	954
PayPal Holdings, Inc. 2.30% 6/1/2030	1,701	1,445
Royal Bank of Canada 1.20% 4/27/2026	10,600	9,506
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	6,789
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,8]	2,600	2,498
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[8]	1,060	947
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]	19,810	19,444
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,8]	650	624
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	1,081	1,047
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	19,528	18,263
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	14,700	13,159
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	700	616
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	18,960	17,817
		527,033
Communication services 0.70%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN490,230	29,321
AT&T, Inc. 2.30% 6/1/2027	USD1,000	896
AT&T, Inc. 2.75% 6/1/2031	12,327	10,241
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,205
AT&T, Inc. 2.55% 12/1/2033	USD9,200	7,112
AT&T, Inc. 4.30% 11/18/2034	EUR1,540	1,684
AT&T, Inc. 3.50% 9/15/2053	USD652	443
Comcast Corp. 3.95% 10/15/2025	7,695	7,516
Comcast Corp. 0% 9/14/2026	EUR4,905	4,814
Comcast Corp. 0.25% 5/20/2027	3,570	3,465
Comcast Corp. 0.25% 9/14/2029	5,185	4,673
Comcast Corp. 4.80% 5/15/2033	USD1,400	1,386
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,921
Discovery Communications, LLC 3.625% 5/15/2030	1,467	1,293
Netflix, Inc. 3.875% 11/15/2029[9]	EUR13,730	14,907
Orange 5.375% 11/22/2050	GBP2,000	2,569
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	USD13,730	11,441
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	6,050	3,913
The Walt Disney Co. 2.65% 1/13/2031	7,420	6,387
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,544
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,182
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,243
American Funds Global Balanced Fund — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.00% 2/15/2041	USD500	$363
T-Mobile USA, Inc. 3.30% 2/15/2051	600	418
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	8,871
Verizon Communications, Inc. 3.15% 3/22/2030	USD2,050	1,809
Verizon Communications, Inc. 1.68% 10/30/2030	298	234
Verizon Communications, Inc. 2.55% 3/21/2031	28,040	23,290
Verizon Communications, Inc. 2.355% 3/15/2032	1,500	1,198
Verizon Communications, Inc. 0.75% 3/22/2032	EUR4,480	3,772
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	USD873	775
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	19,461	16,189
		183,075
Energy 0.57%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,258	1,219
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	9,875	8,500
Cenovus Energy, Inc. 5.40% 6/15/2047	879	811
ConocoPhillips Co. 5.30% 5/15/2053	314	318
Continental Resources, Inc. 2.875% 4/1/2032[4]	11,773	9,146
Ecopetrol SA 6.875% 4/29/2030	10,520	9,921
Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,073
Kinder Morgan, Inc. 3.60% 2/15/2051	10,050	7,013
MPLX, LP 2.65% 8/15/2030	3,002	2,524
ONEOK, Inc. 2.20% 9/15/2025	535	497
ONEOK, Inc. 3.10% 3/15/2030	3,835	3,299
Petroleos Mexicanos 7.19% 9/12/2024	MXN494,603	27,580
Petroleos Mexicanos 6.875% 10/16/2025	USD210	202
Petroleos Mexicanos 6.875% 8/4/2026	30,206	28,156
Plains All American Pipeline, LP 3.80% 9/15/2030	1,081	969
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	740	674
Qatar Energy 1.375% 9/12/2026[4]	680	611
Qatar Energy 3.125% 7/12/2041[4]	20,550	15,638
Qatar Energy 3.30% 7/12/2051[4]	903	662
SA Global Sukuk, Ltd. 0.946% 6/17/2024[4]	1,500	1,437
Shell International Finance BV 3.50% 11/13/2023	3,505	3,487
Shell International Finance BV 2.375% 11/7/2029	2,060	1,808
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	3,360	3,115
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8,10]	6,852	6,410
Williams Companies, Inc. 4.30% 3/4/2024	2,000	1,981
Williams Companies, Inc. 3.90% 1/15/2025	945	923
Williams Companies, Inc. 3.50% 11/15/2030	2,749	2,463
Williams Companies, Inc. 2.60% 3/15/2031	470	390
		149,827
Utilities 0.55%
Alabama Power Co. 3.00% 3/15/2052	20,000	13,513
American Electric Power Company, Inc. 1.00% 11/1/2025	100	91
Berkshire Hathaway Energy Company 3.50% 2/1/2025	4,200	4,083
Berkshire Hathaway Energy Company 1.65% 5/15/2031	6,375	4,973
Berkshire Hathaway Energy Company 2.85% 5/15/2051	1,142	737
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,899
CMS Energy Corp. 3.00% 5/15/2026	1,020	955
Consumers Energy Co. 3.60% 8/15/2032	11,990	10,802
Dominion Energy, Inc. 2.25% 8/15/2031	250	202
Duke Energy Corp. 3.75% 4/15/2024	3,950	3,900
American Funds Global Balanced Fund — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
E.ON SE 1.625% 3/29/2031	EUR14,570	$14,022
Edison International 5.75% 6/15/2027	USD833	839
Edison International 4.125% 3/15/2028	4,942	4,653
Electricité de France SA 6.25% 5/23/2033[4]	5,550	5,720
Enel Américas SA 4.00% 10/25/2026	1,215	1,165
Enel Finance International NV 1.875% 7/12/2028[4]	9,491	8,050
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	8,481	7,051
Entergy Louisiana, LLC 4.75% 9/15/2052	500	454
Eversource Energy 1.40% 8/15/2026	425	378
Exelon Corp. 3.40% 4/15/2026	4,390	4,189
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	225	198
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[4]	3,590	3,288
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,200
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	447	372
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	2,380	2,301
Pacific Gas and Electric Co. 2.95% 3/1/2026	1,035	954
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,775	1,616
Pacific Gas and Electric Co. 2.10% 8/1/2027	5,108	4,407
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,049	974
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,327	2,116
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,358	16,101
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,600	2,952
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,495	7,917
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,033
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	271
Southern California Edison Co. 2.85% 8/1/2029	525	463
Xcel Energy, Inc. 3.35% 12/1/2026	4,502	4,242
		143,081
Consumer discretionary 0.46%
Amazon.com, Inc. 2.80% 8/22/2024	7,345	7,151
Amazon.com, Inc. 3.45% 4/13/2029	1,600	1,516
Amazon.com, Inc. 3.60% 4/13/2032	1,600	1,484
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,717
American Honda Finance Corp. 0.75% 11/25/2026	GBP510	561
BMW US Capital, LLC 3.90% 4/9/2025[4]	USD2,780	2,718
BMW US Capital, LLC 1.25% 8/12/2026[4]	325	291
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	5,900	5,626
General Motors Financial Co., Inc. 1.05% 3/8/2024	225	219
General Motors Financial Co., Inc. 2.40% 4/10/2028	10,250	8,925
Hyundai Capital America 0.875% 6/14/2024[4]	6,740	6,460
Hyundai Capital America 1.50% 6/15/2026[4]	5,310	4,724
Hyundai Capital America 1.65% 9/17/2026[4]	275	244
Hyundai Capital America 2.375% 10/15/2027[4]	4,619	4,051
Hyundai Capital America 5.60% 3/30/2028[4]	9,470	9,445
Hyundai Capital America 2.00% 6/15/2028[4]	3,275	2,763
NIKE, Inc. 3.375% 3/27/2050	1,875	1,493
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	6,924	7,342
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	11,135	10,505
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	4,362	4,559
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	3,626	3,864
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	3,350	2,945
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	17,330	17,543
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	160
American Funds Global Balanced Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.90% 1/13/2027	USD703	$636
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	1,184
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[4]	USD6,300	6,271
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]	5,445	5,364
		120,761
Health care 0.34%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,107
AbbVie, Inc. 3.80% 3/15/2025	5,000	4,873
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,859
Amgen, Inc. 5.25% 3/2/2030	402	405
Amgen, Inc. 4.20% 3/1/2033	1,425	1,325
Amgen, Inc. 5.25% 3/2/2033	11,737	11,718
Amgen, Inc. 5.65% 3/2/2053	10,919	10,960
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,009
AstraZeneca PLC 3.50% 8/17/2023	4,500	4,496
Bayer US Finance II, LLC 3.875% 12/15/2023[4]	2,582	2,565
Becton, Dickinson and Company 3.734% 12/15/2024	322	314
Becton, Dickinson and Company 3.70% 6/6/2027	1,888	1,803
Becton, Dickinson and Company 4.298% 8/22/2032	12,340	11,735
EMD Finance, LLC 3.25% 3/19/2025[4]	9,675	9,305
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,913
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,390
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,802
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023	988	983
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	905	851
Stryker Corp. 0.25% 12/3/2024	EUR1,200	1,257
Stryker Corp. 0.75% 3/1/2029	2,440	2,302
Stryker Corp. 1.00% 12/3/2031	1,130	1,004
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	1,950
The Cigna Group 4.125% 11/15/2025	USD1,010	987
The Cigna Group 2.375% 3/15/2031	49	41
		89,954
Information technology 0.28%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,301
Apple, Inc. 3.35% 2/9/2027	2,650	2,544
Apple, Inc. 3.35% 8/8/2032	20,330	18,894
Apple, Inc. 2.375% 2/8/2041	750	546
Apple, Inc. 2.40% 8/20/2050	500	332
Broadcom, Inc. 3.15% 11/15/2025	659	628
Broadcom, Inc. 4.00% 4/15/2029[4]	3,915	3,630
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,063
Broadcom, Inc. 3.419% 4/15/2033[4]	2,171	1,817
Broadcom, Inc. 3.137% 11/15/2035[4]	75	58
Broadcom, Inc. 3.75% 2/15/2051[4]	101	74
Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,745
Microsoft Corp. 2.40% 8/8/2026	10,568	9,906
Microsoft Corp. 3.30% 2/6/2027	2,600	2,496
Oracle Corp. 2.65% 7/15/2026	5,224	4,875
Oracle Corp. 3.25% 11/15/2027	4,246	3,960
		72,869
American Funds Global Balanced Fund — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.21%	Principal amount (000)	Value (000)
Altria Group, Inc. 1.70% 6/15/2025	EUR12,300	$12,941
Altria Group, Inc. 2.20% 6/15/2027	6,300	6,465
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD2,800	2,703
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	845	773
BAT Capital Corp. 3.215% 9/6/2026	2,181	2,041
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,084
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,426
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,303
Conagra Brands, Inc. 4.30% 5/1/2024	6,130	6,062
Conagra Brands, Inc. 1.375% 11/1/2027	355	302
Kimberly-Clark Corp. 3.10% 3/26/2030	374	341
Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,716
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,042
Philip Morris International, Inc. 4.125% 3/4/2043	819	669
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	972
Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,105
		54,945
Industrials 0.12%
Boeing Co. 3.25% 2/1/2028	650	598
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,661	9,564
Carrier Global Corp. 2.242% 2/15/2025	210	200
Carrier Global Corp. 2.493% 2/15/2027	277	253
CSX Corp. 2.50% 5/15/2051	275	172
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	912
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD14,783	13,867
RTX Corp. 4.125% 11/16/2028	5,000	4,804
Union Pacific Corp. 2.80% 2/14/2032	800	688
		31,058
Materials 0.06%
Anglo American Capital PLC 5.375% 4/1/2025[4]	9,050	8,902
Anglo American Capital PLC 5.625% 4/1/2030[4]	600	600
Celanese US Holdings, LLC 6.379% 7/15/2032	3,255	3,294
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[4]	1,055	927
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,100
		16,823
Real estate 0.06%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,354
Corporate Office Properties, LP 2.75% 4/15/2031	USD180	139
Equinix, Inc. 3.20% 11/18/2029	650	573
Equinix, Inc. 2.15% 7/15/2030	5,662	4,594
Equinix, Inc. 3.00% 7/15/2050	1,738	1,124
VICI Properties, LP 4.375% 5/15/2025	561	546
WEA Finance, LLC 3.75% 9/17/2024[4]	2,070	1,961
		16,291
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,390	2,759
Total corporate bonds, notes & loans		1,408,476
American Funds Global Balanced Fund — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 4.09% Federal agency mortgage-backed obligations 3.66%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3539 4.50% 12/1/2038[11]	USD101	$99
Fannie Mae Pool #MA4237 2.00% 1/1/2051[11]	3,202	2,598
Fannie Mae Pool #BR6309 2.50% 4/1/2051[11]	6,953	5,888
Fannie Mae Pool #MA4919 5.50% 2/1/2053[11]	319	317
Fannie Mae Pool #MA5010 5.50% 5/1/2053[11]	54	54
Fannie Mae Pool #MA5039 5.50% 6/1/2053[11]	193	192
Fannie Mae Pool #MA5071 5.00% 7/1/2053[11]	27,608	26,980
Fannie Mae Pool #MA5072 5.50% 7/1/2053[11]	726	721
Freddie Mac Pool #RB5111 2.00% 5/1/2041[11]	45,192	38,384
Freddie Mac Pool #SD8214 3.50% 5/1/2052[11]	430	390
Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]	32,283	31,573
Freddie Mac Pool #SD8331 5.50% 6/1/2053[11]	859	854
Freddie Mac Pool #SD8341 5.00% 7/1/2053[11]	31,209	30,499
Freddie Mac Pool #SD8342 5.50% 7/1/2053[11]	3,187	3,167
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]	36,020	33,824
Government National Mortgage Assn. 5.00% 8/1/2053[11,12]	2,680	2,626
Government National Mortgage Assn. 5.00% 9/1/2053[11,12]	47,300	46,335
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[11]	12,770	10,856
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[11]	6,824	5,788
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[11]	4,596	3,885
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[11]	6,061	5,166
Uniform Mortgage-Backed Security 2.00% 8/1/2053[11,12]	19,788	16,026
Uniform Mortgage-Backed Security 2.50% 8/1/2053[11,12]	5,825	4,909
Uniform Mortgage-Backed Security 3.50% 8/1/2053[11,12]	41,290	37,415
Uniform Mortgage-Backed Security 4.00% 8/1/2053[11,12]	22,131	20,662
Uniform Mortgage-Backed Security 4.50% 8/1/2053[11,12]	54,634	52,310
Uniform Mortgage-Backed Security 5.00% 8/1/2053[11,12]	39,850	38,930
Uniform Mortgage-Backed Security 5.50% 8/1/2053[11,12]	29,377	29,175
Uniform Mortgage-Backed Security 6.00% 8/1/2053[11,12]	50,120	50,421
Uniform Mortgage-Backed Security 2.00% 9/1/2053[11,12]	29,300	23,762
Uniform Mortgage-Backed Security 2.50% 9/1/2053[11,12]	169,090	142,719
Uniform Mortgage-Backed Security 3.50% 9/1/2053[11,12]	102,990	93,453
Uniform Mortgage-Backed Security 4.00% 9/1/2053[11,12]	47,550	44,439
Uniform Mortgage-Backed Security 4.50% 9/1/2053[11,12]	95,849	91,861
Uniform Mortgage-Backed Security 5.00% 9/1/2053[11,12]	1,600	1,564
Uniform Mortgage-Backed Security 6.00% 9/1/2053[11,12]	62,000	62,354
		960,196
Other mortgage-backed securities 0.19%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[11]	DKK14,781	1,975
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]	143,511	17,993
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]	172,334	19,242
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]	47,982	5,128
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[11]	49,287	5,195
Realkredit Danmark AS 1.00% 10/1/2053[11]	19,681	2,075
		51,608
Collateralized mortgage-backed obligations (privately originated) 0.12%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.369% 5/25/2043[4,11,13]	USD12,592	12,784
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.969% 6/25/2043[4,11,13]	8,240	8,312
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.768% 7/25/2043[4,11,13]	6,362	6,386
American Funds Global Balanced Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,11]	USD2,902	$2,836
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,11]	1,635	1,574
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,11]	425	407
		32,299
Commercial mortgage-backed securities 0.12%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.036% 9/15/2036[4,11,13]	9,550	9,309
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.235% 10/15/2036[4,11,13]	7,050	6,866
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[4,11,13]	8,811	8,739
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360% 7/10/2028[4,11,13]	5,765	5,843
		30,757
Total mortgage-backed obligations		1,074,860
Asset-backed obligations 0.41%
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,11]	1,717	1,683
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.218% 12/18/2025[11,13]	6,299	6,315
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]	8,068	7,914
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,11]	7,122	7,131
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.838% 9/15/2025[11,13]	4,367	4,370
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,11]	2,379	2,345
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.668% 2/15/2025[11,13]	2,672	2,672
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.778% 10/21/2024[11,13]	3,311	3,311
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.668% 9/16/2025[11,13]	4,415	4,419
Hertz Vehicle Financing III, LLC, Series 2022-3A, Class A, 3.37% 3/25/2025[4,11]	4,691	4,639
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.648% 5/15/2025[11,13]	3,995	3,995
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,11]	5,473	5,442
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,11]	1,614	1,604
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]	6,743	6,699
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.748% 8/15/2024[11,13]	6,212	6,214
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,11]	4,726	4,710
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]	1,289	1,288
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.638% 8/15/2025[11,13]	1,736	1,736
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[8,11]	14,770	14,644
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]	4,668	4,640
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]	4,869	4,833
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]	6,995	6,972
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]	1,236	1,224
		108,800
Federal agency bonds & notes 0.06%
Korea Development Bank 4.375% 2/15/2033	17,130	16,505
American Funds Global Balanced Fund — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.03% Ohio 0.01%		Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD4,090	$2,930
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	4,062
Total municipals			6,992
Total bonds, notes & other debt instruments (cost: $8,821,158,000)			8,177,222
Short-term securities 7.79% Money market investments 7.27%		Shares
Capital Group Central Cash Fund 5.26%[3,14]		19,082,623	1,908,072
Bills & notes of governments & government agencies outside the U.S. 0.40%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 1/22/2024	(0.112%)	JPY184,500	1,297
Japan Treasury 2/20/2024	(0.103)	14,833,200	104,334
			105,631
Money market investments purchased with collateral from securities on loan 0.12%		Shares
Capital Group Central Cash Fund 5.26%[3,14,15]		157,720	15,770
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[14,15]		3,514,909	3,515
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[14,15]		2,100,000	2,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[14,15]		2,100,000	2,100
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[14,15]		2,100,000	2,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[14,15]		1,500,000	1,500
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[14,15]		1,200,000	1,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[14,15]		1,200,000	1,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[14,15]		1,200,000	1,200
			30,685
Total short-term securities (cost: $2,050,708,000)			2,044,388
Total investment securities 102.85% (cost: $23,179,393,000)			26,999,945
Other assets less liabilities (2.85)%			(748,362)
Net assets 100.00%			$26,251,583
American Funds Global Balanced Fund — Page 18 of 27

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2023 (000)
2 Year Euro-Schatz Futures	Short	1,804	9/7/2023	USD(208,366)	$(547)
2 Year U.S. Treasury Note Futures	Long	1,739	9/29/2023	353,071	(2,506)
5 Year Euro-Bobl Futures	Long	4,928	9/7/2023	627,931	(3,415)
5 Year Canadian Government Bond Futures	Long	16	9/20/2023	1,323	(29)
5 Year U.S. Treasury Note Futures	Long	5,048	9/29/2023	539,229	(7,772)
10 Year French Government Bond Futures	Long	252	9/7/2023	35,338	(538)
10 Year Euro-Bund Futures	Long	202	9/7/2023	29,539	(536)
10 Year Italy Government Bond Futures	Long	107	9/7/2023	13,647	(65)
10 Year Japanese Government Bond Futures	Short	304	9/12/2023	(313,691)	2,530
10 Year Australian Treasury Bond Futures	Long	297	9/15/2023	23,113	(98)
10 Year U.S. Treasury Note Futures	Long	57	9/20/2023	6,350	(88)
10 Year Ultra U.S. Treasury Note Futures	Short	3,264	9/20/2023	(381,837)	5,214
10 Year UK Gilt Futures	Long	675	9/27/2023	83,274	553
20 Year U.S. Treasury Bond Futures	Long	1,188	9/20/2023	147,832	(2,650)
30 Year Euro-Buxl Futures	Short	159	9/7/2023	(23,527)	742
30 Year Ultra U.S. Treasury Bond Futures	Short	26	9/20/2023	(3,438)	95
					$(9,110)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
ZAR	167,330	USD	9,187	Bank of America	8/4/2023	$165
ZAR	183,968	USD	10,228	Goldman Sachs	8/4/2023	55
MYR	6,200	USD	1,335	HSBC Bank	8/4/2023	42
USD	3,916	BRL	18,895	JPMorgan Chase	8/4/2023	(77)
USD	7,842	BRL	38,220	JPMorgan Chase	8/4/2023	(234)
USD	18,793	ZAR	351,298	Goldman Sachs	8/4/2023	(843)
EUR	25,360	USD	27,636	Barclays Bank PLC	8/7/2023	256
EUR	4,290	USD	4,675	Barclays Bank PLC	8/7/2023	43
USD	7,189	IDR	108,227,688	BNP Paribas	8/7/2023	17
GBP	350	USD	445	JPMorgan Chase	8/7/2023	4
USD	797	IDR	12,000,000	BNP Paribas	8/7/2023	2
GBP	640	USD	840	HSBC Bank	8/7/2023	(18)
USD	12,491	EUR	11,462	Barclays Bank PLC	8/7/2023	(116)
USD	29,122	MXN	498,400	Morgan Stanley	8/7/2023	(607)
EUR	101,880	USD	110,658	JPMorgan Chase	8/8/2023	1,403
GBP	43,650	USD	55,417	Bank of New York Mellon	8/8/2023	603
EUR	13,208	CAD	19,060	Citibank	8/8/2023	72
EUR	2,380	USD	2,585	JPMorgan Chase	8/8/2023	33
EUR	1,109	CAD	1,600	HSBC Bank	8/8/2023	6
EUR	1,250	USD	1,404	Standard Chartered Bank	8/8/2023	(29)
USD	30,799	MXN	532,220	Goldman Sachs	8/8/2023	(940)
EUR	140,220	USD	153,744	Citibank	8/10/2023	506
GBP	1,550	USD	1,984	Bank of New York Mellon	8/10/2023	5
USD	3,072	AUD	4,640	HSBC Bank	8/10/2023	(46)
EUR	14,737	CAD	21,440	Bank of America	8/10/2023	(49)
American Funds Global Balanced Fund — Page 19 of 27

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	28,306	AUD	42,360	Morgan Stanley	8/10/2023	$(158)
USD	33,844	AUD	50,755	Bank of America	8/10/2023	(260)
USD	36,280	MXN	617,049	Bank of America	8/10/2023	(503)
USD	23,053	MXN	396,740	HSBC Bank	8/10/2023	(597)
USD	44,628	AUD	67,411	HSBC Bank	8/10/2023	(668)
COP	60,675,665	USD	14,585	Morgan Stanley	8/14/2023	822
CAD	34,312	USD	25,863	BNP Paribas	8/14/2023	163
USD	38,272	KRW	48,800,020	Citibank	8/14/2023	51
USD	1,343	CLP	1,110,000	Citibank	8/14/2023	22
USD	492	CLP	400,000	Citibank	8/14/2023	16
USD	690	CAD	910	Bank of New York Mellon	8/14/2023	— [16]
USD	225	INR	18,470	Citibank	8/14/2023	— [16]
ZAR	1,000	USD	56	Goldman Sachs	8/14/2023	— [16]
CHF	1,460	USD	1,700	UBS AG	8/14/2023	(24)
USD	1,833	BRL	8,835	UBS AG	8/14/2023	(30)
USD	2,716	MXN	46,650	Morgan Stanley	8/14/2023	(63)
USD	18,978	COP	80,270,110	BNP Paribas	8/14/2023	(1,405)
USD	26,486	COP	110,181,010	Morgan Stanley	8/14/2023	(1,492)
USD	50,248	EUR	45,740	Bank of America	8/15/2023	(83)
USD	14,261	GBP	11,320	Bank of America	8/15/2023	(268)
JPY	17,857,600	USD	124,555	Standard Chartered Bank	8/16/2023	1,309
JPY	5,361,820	USD	37,315	HSBC Bank	8/16/2023	476
JPY	95,250	USD	684	Bank of America	8/16/2023	(13)
JPY	189,810	USD	1,364	HSBC Bank	8/16/2023	(26)
JPY	504,000	USD	3,628	Bank of America	8/16/2023	(76)
USD	15,042	JPY	2,156,560	Standard Chartered Bank	8/16/2023	(158)
THB	1,810,290	USD	52,411	Citibank	8/17/2023	573
THB	730,050	USD	20,853	Standard Chartered Bank	8/17/2023	515
USD	387	THB	13,270	JPMorgan Chase	8/17/2023	(1)
CZK	44,185	USD	2,077	Standard Chartered Bank	8/17/2023	(45)
USD	36,637	CNH	262,356	HSBC Bank	8/17/2023	(132)
NZD	9,411	USD	6,015	HSBC Bank	8/17/2023	(169)
SEK	80,630	USD	7,880	Standard Chartered Bank	8/17/2023	(213)
GBP	9,522	USD	12,487	Barclays Bank PLC	8/17/2023	(266)
CHF	16,978	USD	19,795	Barclays Bank PLC	8/17/2023	(287)
SEK	161,892	USD	15,855	UBS AG	8/17/2023	(461)
EUR	116,305	USD	130,307	Goldman Sachs	8/17/2023	(2,315)
PLN	7,770	EUR	1,749	Bank of America	8/18/2023	13
PLN	191,320	USD	48,235	Morgan Stanley	8/18/2023	(521)
MYR	55,100	USD	12,124	HSBC Bank	8/21/2023	125
CNH	849,024	USD	119,021	Standard Chartered Bank	8/21/2023	18
CNH	10,750	USD	1,500	BNP Paribas	8/21/2023	7
AUD	49,452	USD	33,738	HSBC Bank	8/21/2023	(494)
JPY	5,467,220	USD	39,609	UBS AG	8/21/2023	(1,040)
EUR	47,436	USD	53,360	UBS AG	8/21/2023	(1,145)
JPY	14,138,375	USD	102,446	UBS AG	8/22/2023	(2,687)
THB	1,693,050	USD	49,737	Citibank	8/24/2023	(146)
EUR	285,071	USD	319,309	Morgan Stanley	8/24/2023	(5,468)
USD	15,412	CLP	12,759,295	Citibank	8/25/2023	250
CAD	14,745	USD	11,163	Standard Chartered Bank	8/25/2023	23
USD	3,119	CAD	4,120	Standard Chartered Bank	8/25/2023	(6)
American Funds Global Balanced Fund — Page 20 of 27

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
GBP	21,830	USD	28,037	Goldman Sachs	8/25/2023	$(17)
EUR	1,605	USD	1,787	Citibank	8/25/2023	(20)
AUD	26,450	USD	17,814	UBS AG	8/25/2023	(30)
USD	3,208	MXN	54,592	Bank of America	8/25/2023	(36)
JPY	8,993,860	USD	63,766	BNP Paribas	8/25/2023	(272)
USD	4,821	DKK	32,364	HSBC Bank	8/28/2023	37
PLN	7,170	USD	1,781	Morgan Stanley	8/28/2023	6
DKK	37,620	EUR	5,050	Goldman Sachs	8/28/2023	— [16]
USD	507	AUD	760	Standard Chartered Bank	8/28/2023	(4)
EUR	3,190	USD	3,538	JPMorgan Chase	8/28/2023	(25)
EUR	2,098	PLN	9,370	Goldman Sachs	8/28/2023	(25)
USD	9,198	MXN	156,210	Morgan Stanley	8/28/2023	(79)
EUR	13,045	DKK	97,170	UBS AG	8/29/2023	— [16]
CNH	636,640	USD	89,543	Standard Chartered Bank	8/29/2023	(208)
USD	1,723	BRL	8,351	Citibank	10/2/2023	(24)
USD	39,507	BRL	191,495	JPMorgan Chase	10/2/2023	(561)
USD	47,449	BRL	229,988	Citibank	10/2/2023	(674)
JPY	5,643,480	USD	41,029	Barclays Bank PLC	10/16/2023	(869)
JPY	2,244,460	USD	16,306	HSBC Bank	10/23/2023	(316)
USD	42,492	ZAR	764,610	Morgan Stanley	11/3/2023	111
USD	4,913	BRL	27,083	Citibank	1/2/2024	(686)
USD	29,274	BRL	152,300	JPMorgan Chase	1/2/2024	(2,210)
USD	56,089	BRL	309,678	JPMorgan Chase	1/2/2024	(7,929)
USD	746	JPY	92,250	Citibank	1/22/2024	78
USD	738	JPY	92,250	Bank of America	1/22/2024	71
USD	107,685	JPY	13,636,400	HSBC Bank	2/16/2024	8,631
USD	9,451	JPY	1,196,800	HSBC Bank	2/16/2024	757
JPY	14,833,200	USD	116,151	HSBC Bank	2/16/2024	(8,404)
USD	116,217	JPY	14,833,200	HSBC Bank	2/20/2024	8,402
						$(20,880)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD23,959	$(37)	$—	$(37)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176	(316)	—	(316)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250	(152)	—	(152)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099	(379)	—	(379)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027	(67)	—	(67)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027	(69)	—	(69)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062	(86)	—	(86)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	63,786	(229)	—	(229)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	63,714	(264)	—	(264)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	64,930	(274)	—	(274)
American Funds Global Balanced Fund — Page 21 of 27

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZD65,200	$(276)	$—	$(276)
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	15,900	(84)	—	(84)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	57,556	(305)	—	(305)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	65,649	(347)	—	(347)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	65,577	(344)	—	(344)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	65,577	(350)	—	(350)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	72,901	(391)	—	(391)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(1,107)	—	(1,107)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(1,111)	—	(1,111)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	16,270	(95)	—	(95)
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	23,900	(225)	—	(225)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD387,750	(7,199)	—	(7,199)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN126,900	(477)	—	(477)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	166,800	(628)	—	(628)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	205,100	(755)	—	(755)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	543,800	(2,021)	—	(2,021)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	565,700	(2,089)	—	(2,089)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	716,200	(2,702)	—	(2,702)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	466,325	(1,746)	—	(1,746)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	212,700	(470)	—	(470)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	318,971	(689)	—	(689)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,047)	—	(1,047)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,063)	—	(1,063)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	657,429	(1,530)	—	(1,530)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027	79,150	(189)	—	(189)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027	162,800	(11)	—	(11)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP115,145	882	—	882
4.96048%	Annual	SONIA	Annual	6/21/2028	56,700	373	—	373
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	5,682	—	5,682
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP30,780	(245)	—	(245)
SONIA	Annual	4.36738%	Annual	6/21/2033	62,520	(610)	—	(610)
						$(23,042)	$—	$(23,042)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 7/31/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD60	$(2)	$(1)	$(1)
American Funds Global Balanced Fund — Page 22 of 27

unaudited
Investments in affiliates3

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)
Investment funds 1.33%
Capital Group Central Corporate Bond Fund	$249,468	$119,418	$36,556	$(1,388)	$17,325	$348,267	$10,027
Short-term securities 7.33%
Money market investments 7.27%
Capital Group Central Cash Fund 5.26%[14]	1,602,670	3,637,108	3,331,891	87	98	1,908,072	59,692
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.26%[14,15]	4,288	11,482 [17]				15,770	— [18]
Total short-term securities						1,923,842
Total 8.66%				$(1,301)	$17,423	$2,272,109	$69,719
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	2/8/2022-7/13/2022	$13,446	$14,907	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	15,510	10,793.04
Total		$28,956	$25,700	.10%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $30,307,000, which represented .12% of the net assets of the fund.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $425,653,000, which represented 1.62% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $75,142,000, which represented .29% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,700,000, which represented .10% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[14]	Rate represents the seven-day yield at 7/31/2023.
[15]	Security purchased with cash collateral from securities on loan.
[16]	Amount less than one thousand.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
American Funds Global Balanced Fund — Page 23 of 27

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,526,965,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,455,902,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,398,796,000 and $146,887,000, respectively.
American Funds Global Balanced Fund — Page 24 of 27

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2023 (dollars in thousands):

American Funds Global Balanced Fund — Page 25 of 27

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,703,288	$—	$—	$2,703,288
Health care	2,522,710	—	—	2,522,710
Industrials	2,306,095	—	—	2,306,095
Financials	2,173,708	—	—	2,173,708
Consumer staples	1,504,637	—	—	1,504,637
Materials	1,115,240	—	—	1,115,240
Energy	1,042,053	—	—	1,042,053
Utilities	936,860	—	—	936,860
Communication services	856,551	—	—	856,551
Consumer discretionary	819,593	—	—	819,593
Real estate	338,589	—	—	338,589
Preferred securities	31,467	—	—	31,467
Convertible stocks	79,277	—	—	79,277
Investment funds	348,267	—	—	348,267
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,640,161	—	3,640,161
U.S. Treasury bonds & notes	—	1,921,428	—	1,921,428
Corporate bonds, notes & loans	—	1,408,476	—	1,408,476
Mortgage-backed obligations	—	1,074,860	—	1,074,860
Asset-backed obligations	—	108,800	—	108,800
Federal agency bonds & notes	—	16,505	—	16,505
Municipals	—	6,992	—	6,992
Short-term securities	1,938,757	105,631	—	2,044,388
Total	$18,717,092	$8,282,853	$—	$26,999,945

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,134	$—	$—	$9,134
Unrealized appreciation on open forward currency contracts	—	25,688	—	25,688
Unrealized appreciation on centrally cleared interest rate swaps	—	6,937	—	6,937
Liabilities:
Unrealized depreciation on futures contracts	(18,244)	—	—	(18,244)
Unrealized depreciation on open forward currency contracts	—	(46,568)	—	(46,568)
Unrealized depreciation on centrally cleared interest rate swaps	—	(29,979)	—	(29,979)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$(9,110)	$(43,923)	$—	$(53,033)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 26 of 27

unaudited

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CME = CME Group
CNY = Chinese yuan
COP = Colombian pesos
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-037-0923O-S96481
American Funds Global Balanced Fund — Page 27 of 27